Annual Total Returns- DWS CROCI International VIP (Class A) [BarChart] - Class A - DWS CROCI International VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.67%)	20.65%	20.23%	(11.76%)	(5.48%)	0.74%	21.96%	(14.39%)	21.77%	2.61%